UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 1/2/2020	Meeting Date: 2/26/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: James Bell	For	Issuer	For	With
1B	Election of Director: Tim Cook	For	Issuer	For	With
1C	Election of Director: Al Gore	For	Issuer	For	With
1D	Election of Director: Andrea Jung	For	Issuer	For	With
1E	Election of Director: Art Levinson	For	Issuer	For	With
1F	Election of Director: Ron Sugar	For	Issuer	For	With
1G	Election of Director: Sue Wagner	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as Apple's independent registered public accounting firm for 2020	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	A shareholder proposal entitled "Shareholder Proxy Access Amendments"	Against	Issuer	Against	With
5	A shareholder proposal relating to sustainability and executive compensation	Against	Issuer	Against	With
6	A shareholder proposal relating to policies on freedom of expression	Against	Issuer	Against	With

CME GROUP INC.

Ticker Symbol:CME	Cusip Number:12572Q105
Record Date: 3/9/2020	Meeting Date: 5/6/2020
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Equity Director: Terrence A. Duffy	For	Issuer	For	With
1B	Election of Equity Director: Timothy S. Bitsberger	For	Issuer	For	With
1C	Election of Equity Director: Charles P. Carey	For	Issuer	For	With
1D	Election of Equity Director: Dennis H. Chookaszian	For	Issuer	For	With
1E	Election of Equity Director: Bryan T. Durkin	For	Issuer	For	With
1F	Election of Equity Director: Ana Dutra	For	Issuer	For	With
1G	Election of Equity Director: Martin J. Gepsman	For	Issuer	For	With
1H	Election of Equity Director: Larry G. Gerdes	For	Issuer	For	With
1I	Election of Equity Director: Daniel R. Glickman	For	Issuer	For	With
1J	Election of Equity Director: Daniel G. Kaye	For	Issuer	For	With
1K	Election of Equity Director: Phyllis M. Lockett	For	Issuer	For	With
1L	Election of Equity Director: Deborah J. Lucas	For	Issuer	For	With
1M	Election of Equity Director: Terry L. Savage	For	Issuer	For	With
1N	Election of Equity Director: Rahael Seifu	For	Issuer	For	With
1O	Election of Equity Director: William R. Shepard	For	Issuer	For	With
1P	Election of Equity Director: Howard J. Siegel	For	Issuer	For	With
1Q	Election of Equity Director: Dennis A. Suskind	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young as our independent registered public accounting firm for 2020.	For	Issuer	For	With
3	Advisory vote on the compensation of our named executive officers.	For	Issuer	For	With

CONSTELLATION BRANDS, INC.

Ticker Symbol:STZ	Cusip Number:21036P108
Record Date: 5/17/2019	Meeting Date: 7/16/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Jennifer M. Daniels Jerry Fowden Ernesto M. Hernandez Susan S. Johnson James A. Locke III Daniel J. McCarthy William A. Newlands Richard Sands Robert Sands Judy A. Schmeling	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending February 29, 2020	For	Issuer	For	With
3	To approve, by an advisory vote, the compensation of the Company's named executive officers as disclosed in the Proxy Statement	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

Chief Executive Officer

Date: July 15, 2020

By /s/Benjamin R. Quilty

* Benjamin R. Quilty

Chief Financial Officer

Date: July 15, 2020

*Print the name and title of each signing officer under his or her signature.